EXHIBIT 99.11

CLAYTON LOAN LEVEL TAPE COMPARE UPLOAD

Client Name:	Verus
Client Project Name:	Verus 2022-1
Start - End Dates:	7/2021 - 9/2021
Deal Loan Count:	18

Loan Level Tape Compare Upload

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
755254	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
755999	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
757805	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
757805	xxxxxx	Property Type	Low Rise Condo (1-4)	Mid Rise Condo (5-8)
757805	xxxxxx	Representative Credit Score for Grading	696	697
757828	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
757837	xxxxxx	Disbursement Date	xxxxxx	xxxxxx
757840	xxxxxx	Loan Purpose	Rate and Term Refi	Cashout Refi
757858	xxxxxx	Number of Units	3	2
757858	xxxxxx	Property Type	3 Family	2 Family

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